PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
Prepaid service fees	3,620	3,392
Prepaid rental expenses (Note)	2,734	607
Staff advances	597	1,730
Prepayment for inventories and others	1,731	186
Government subsidy receivables	—	931
Receivables from the disposal of subsidiaries	574	486
Receivables from third party payment platform	82	346
Project deposit	—	431
Interest receivables	121	176
Others	1,784	1,994
	11,243	10,279

Note: The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11 as described in Note 2. The balance as of December 31, 2019 represents prepaid rental expenses for short-term leases which the Group elected not to record on balance sheets under Topic 842. The prepaid rental expenses for operating lease expenses as of December 31, 2019 were included in the Group's operating lease right-of-use assets on its consolidated balance sheet.